Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
Segment Information
18. Segment Information

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decision about allocating resources and assessing performance of the group prior to the third quarter of 2015. Following the further expansion of the retail online platform business, the Group operated and reviewed its performance in two segments: (i) the brand e-commerce segment, which provides ecommerce solutions to brand partners, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Segment information in periods prior to the third quarter of 2015 was restated to be consistent with that of periods starting from third quarter of 2015. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. As such, no asset information by segment is presented. The following tables summarize the Group’s revenue and total operating income (loss) generated by its segments.

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net Revenue
Brand e-commerce	1,555,404	2,528,969	3,365,572
Maikefeng	29,016	69,474	24,703

Total consolidated net revenue	1,584,420	2,598,443	3,390,275

Operating (loss) income
Brand e-commerce	(39,762)	63,734	143,815
Maikefeng	(17,094)	(55,283)	(53,749)

Total Operating (loss) income	(56,856)	8,451	90,066
Other income	(1,046)	18,384	12,189
Income before income tax and share of loss in equity method investment	(57,902)	26,835	102,255

The Group mainly operates in the PRC and most of the Group’s long-lived assets are located in the PRC. Most of the Group’s revenues are derived from the PRC. Depreciation expense, including amortization of capitalized internal-use software costs and other corporate property and equipment depreciation expense, share-based compensation expenses, and inventory write down are allocated to all segments based on usage. The depreciation expense and share-based compensation expenses were mainly from the segment of brand e-commerce for the years ended December 31, 2014, 2015 and 2016. The inventory write down was mainly from the segment of Brand e-commerce for the years ended December 31, 2014 and 2015. In 2016, the inventory write down was 71% from Maikefeng and 29% from Brand e-commerce.